Financial income and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses by nature
Interest income	$ 1,159	$ 98	$ 0
Interest expense on lease liabilities	(500)	(386)	(276)
Other financial income/(expenses)	508	(1,719)	(713)
Knilo HoldCo AB (Successor Parent)
Operating expenses by nature
Interest income	1,159	98	0
Interest expense on loans and other borrowings	(31)	(1,760)	(6,355)
Interest expense on lease liabilities	(500)	(386)	(276)
Total interest income/(expense)	628	(2,048)	(6,631)
Total foreign exchange gain	14,059	1,874	5,455
Other financial income/(expenses)	508	(1,719)	(713)
Financial items - net	$ 15,195	$ (1,893)	$ (1,889)